Share-based Compensation (Summary of Share-based Compensation Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 14,204,000	$ 23,723,000	$ 12,861,000
Capitalized share-based compensation expense	0	0	0
Sogou share-based awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	14,116,000	23,037,000	12,049,000
Sohu share-based awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0	4,000	49,000
Tencent share-based awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 88,000	$ 682,000	$ 763,000